Consolidated and Combined Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax Receivable Agreement liability	$ 111,325	$ 0
Class A Shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,500,000,000	0
Common stock, shares, issued (in shares)	404,919,411	0
Common stock, shares outstanding (in shares)	404,919,411	0
Class C Shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,500,000,000	0
Common stock, shares, issued (in shares)	674,766,200	0
Common stock, shares outstanding (in shares)	674,766,200	0
Class D Shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	350,000,000	0
Common stock, shares, issued (in shares)	319,132,127	0
Common stock, shares outstanding (in shares)	319,132,127	0